Long-term Investments - Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Schedule Of Investments [Abstract]
Gross unrealized gains (upward adjustments)	¥ 38,595	$ 5,685	¥ 6,076
Gross unrealized losses (downward adjustments excluding impairment)	(495)	(73)	0
Net unrealized gains and losses on equity securities held	38,100	5,612	6,076
Net realized gains on equity securities sold	0	0	0
Total net gains recognized in other income, net	¥ 38,100	$ 5,612	¥ 6,076